INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 22, 2020	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Income for the year		$ 258,657	$ 4,191,308
Statutory rate	9.00%	27.00%	27.00%
Income tax expense at statutory rate		$ (74,152)	$ 1,131,653
IRC section 280E disallowance		1,954,392	1,802,992
Foreign tax rate differential		16,068	(288,933)
Change in foreign exchange rates and other		21,188	196,298
Uncertain tax position, inclusive of interest and penalties		(354,637)	32,591
Change in valuation allowance		(50,016)	(198,848)
Payable adjustment to provision versus statutory tax returns		1,153,756	67,056
Deferred adjustment to provision versus statutory tax returns		824,220	10,410
Other		8,694	56,549
Income tax expense (benefit)		$ 3,482,125	$ 2,809,768